Summary of Significant Accounting Policies - Additional Information (Detail 1)	Dec. 31, 2024 USD ($)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Significant Of Accounting Policies [Line Items]
Remaining performance obligation	$ 55,795,948
Revenue Recognition, Expected Timing of Satisfaction Period	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01
Significant Of Accounting Policies [Line Items]
Remaining performance obligation	$ 2,285,701
Revenue Recognition, Expected Timing of Satisfaction Period	1 year